Taxes on Income (Details) - Schedule of reconciliation of theoretical tax benefit and actual tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Theoretical Tax Benefit And Actual Tax Expense Abstract
Loss before income taxes, as reported in the statements of operations	$ (2,098)	$ (5,139)	$ (3,772)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (483)	$ (1,182)	$ (868)
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(22)	(31)	(50)
Non-deductible expenses and other permanent differences	427	631	393
Differences in taxes arising from foreign currency exchange, net	(50)	69	257
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	256	481	310
Other	31	156	178
Income taxes	$ 159	$ 124	$ 220